Trade and other receivables - Risk exposure and expected losses (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables
Trade and other current receivables	€ 12,436	€ 16,901
Expected loss (% net of counterpart risk mitigation factors)	17.40%	14.10%
Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 15,062	€ 19,686
Accumulated impairment
Trade and other receivables
Trade and other current receivables	(2,626)	(2,785)
Performing receivables | Low risk
Trade and other receivables
Trade and other current receivables	€ 3,535	€ 5,409
Expected loss (% net of counterpart risk mitigation factors)	0.20%	0.20%
Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 3,543	€ 5,419
Performing receivables | Low risk | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(8)	(10)
Performing receivables | Medium risk
Trade and other receivables
Trade and other current receivables	€ 5,057	€ 6,454
Expected loss (% net of counterpart risk mitigation factors)	0.40%	0.40%
Performing receivables | Medium risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 5,075	€ 6,481
Performing receivables | Medium risk | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(18)	(27)
Performing receivables | High risk
Trade and other receivables
Trade and other current receivables	€ 508	€ 456
Expected loss (% net of counterpart risk mitigation factors)	2.30%	2.60%
Performing receivables | High risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 520	€ 468
Performing receivables | High risk | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(12)	(12)
Defaulted receivables
Trade and other receivables
Trade and other current receivables	€ 1,912	€ 2,296
Expected loss (% net of counterpart risk mitigation factors)	51.50%	48.50%
Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 3,946	€ 4,458
Defaulted receivables | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(2,034)	(2,162)
Plenitude customers
Trade and other receivables
Trade and other current receivables	€ 1,424	€ 2,286
Expected loss (% net of counterpart risk mitigation factors)	28.00%	20.10%
Plenitude customers | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 1,978	€ 2,860
Plenitude customers | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(554)	(574)
Business customers | Gross carrying amount
Trade and other receivables
Trade and other current receivables	7,278	9,636
Business customers | Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	1,846	3,545
Business customers | Performing receivables | Medium risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	4,240	5,138
Business customers | Performing receivables | High risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	250	253
Business customers | Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	942	700
National Oil Companies and Public Administrations | Gross carrying amount
Trade and other receivables
Trade and other current receivables	3,728	4,819
National Oil Companies and Public Administrations | Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	226	369
National Oil Companies and Public Administrations | Performing receivables | Medium risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	589	733
National Oil Companies and Public Administrations | Performing receivables | High risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	258	214
National Oil Companies and Public Administrations | Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	2,655	3,503
Other counterparties | Gross carrying amount
Trade and other receivables
Trade and other current receivables	4,056	5,231
Other counterparties | Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	1,471	1,505
Other counterparties | Performing receivables | Medium risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	246	610
Other counterparties | Performing receivables | High risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	12	1
Other counterparties | Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	349	255
Other counterparties | Plenitude customers | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 1,978	€ 2,860